Property, Plant and Equipment - Schedule of Property Plant and Equipment at Cost (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 1,689.2	$ 1,661.1
Less: accumulated depreciation	(412.4)	(377.7)
Total property, plant and equipment	1,276.8	1,283.4
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	92.9	94.6
Tank Jetties and Installation [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	1,421.4	1,469.9
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	36.9	39.4
Construction Work in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 138.0	$ 57.2